ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

		As of December 31,
	Note	2013	2014	2014
		(RMB’000)	(RMB’000)	(US$’000)
ASSETS
Current assets:
Cash and cash equivalents		4,671	93,812	15,120
Other receivables		98	99	16
Deferred expenses		4,155	384	62
Amount due from subsidiaries	b	3,480,154	3,985,284	642,311

Total current assets		3,489,078	4,079,579	657,509

Non-current assets:
Long-term deferred expenses		175	—	—

Total non-current assets		175	—	—

Total assets		3,489,253	4,079,579	657,509

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	c	14,987	11,724	1,890
Amount due to subsidiaries	b	20,441	20,515	3,306
Convertible bonds		—	519,958	83,802

Total current liabilities		35,428	552,197	88,998

Non-current liabilities:
Long term bank borrowings		—	532,353	85,800
Convertible bonds		470,357	—	—
Loss in excess of investments	a	1,093,073	1,618,520	260,858

Total non-current liabilities		1,563,430	2,150,873	346,658

Total liabilities		1,598,858	2,703,070	435,656

Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2013 and 2014, respectively )		24	24	4

Shareholders’ equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and nil shares authorized; 431,525,432 shares and 457,980,262 shares issued and outstanding at December 31, 2013 and 2014, respectively)		321	337	54
Additional paid-in capital		4,022,147	4,127,783	665,278
Accumulated deficit		(2,130,067)	(2,756,800)	(444,315)
Accumulated other comprehensive income (loss)		(2,030)	5,165	832

Total shareholders’ equity		1,890,371	1,376,485	221,849

Total liabilities, redeemable ordinary shares and shareholders’ equity		3,489,253	4,079,579	657,509

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss

		For the year ended December 31,
	Note	2012	2013	2014	2014
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net revenues		—	—	—	—
Cost of revenues		—	—	—	—

Gross loss		—	—	—	—
Operating expenses		(7,753)	(10,355)	(13,512)	(2,178)

Operating loss		(7,753)	(10,355)	(13,512)	(2,178)
Share of loss from subsidiaries		(1,336,805)	(642,447)	(535,510)	(86,308)
Interest expenses – net		(118,680)	(133,585)	(159,508)	(25,708)
Changes in fair value of derivative contracts		(4,784)	6,564	151	24
Changes in fair value of conversion feature of convertible bonds		(5,692)	(6,105)	12,136	1,956
Loss on extinguishment of debt		(82,713)	—	(9,939)	(1,602)
Exchange losses		(7,651)	(88,973)	79,449	12,805

Loss before tax		(1,564,078)	(874,901)	(626,733)	(101,011)
Income tax expenses		—	—	—	—

Net loss		(1,564,078)	(874,901)	(626,733)	(101,011)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net cash used in operating activities	(41,176)	(2,500)	(35,084)	(5,654)

Net cash used in investing activities	(13,001)	(11,338)	(426,363)	(68,717)

Net cash provided by financing activities	50,623	15,293	550,588	88,738

Net increase (decrease) in cash and cash equivalents	(3,554)	1,455	89,141	14,367
Cash and cash equivalents at the beginning of year	6,770	3,216	4,671	753

Cash and cash equivalents at the end of year	3,216	4,671	93,812	15,120